Segment Information - Consolidated Statement of Income by Business Area (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
Sales revenues	$ 18,502	$ 20,753	$ 37,305	$ 40,355
Cost of sales	(10,800)	(12,347)	(23,013)	(24,162)
Gross profit (loss)	7,702	8,406	14,292	16,193
Income (expenses)	2,183	(3,824)	(816)	(6,262)
Selling	(935)	(1,106)	(1,838)	(2,161)
General and administrative	(559)	(557)	(1,123)	(1,159)
Exploration costs	(100)	(162)	(274)	(298)
Research and development	(146)	(164)	(284)	(316)
Other taxes	(66)	(94)	(159)	(234)
Other income and expenses	3,989	(1,741)	2,862	(2,094)
Net income / (loss) before financial results and income taxes	9,885	4,582	13,476	9,931
Net finance income (expenses)	(2,187)	(817)	(4,422)	(3,035)
Results in equity-accounted investments	120	86	251	244
Net income / (loss) before income taxes	7,818	3,851	9,305	7,140
Income taxes	(2,960)	(1,236)	(3,449)	(2,405)
Net income from continuing operations for the period	4,858	2,615	5,856	4,735
Net income from discontinued operations for the period	77	73	204	149
Net income for the period	4,935	2,688	6,060	4,884
Non-controlling interests	124	(106)	179	(55)
Net income from continuing operations	102	(127)	121	(98)
Net income from discontinued operations	22	21	58	43
Net income attributable to shareholders of Petrobras	4,811	2,794	5,881	4,939
Net income from continuing operations	4,756	2,742	5,735	4,833
Net income from discontinued operations	55	52	146	106
Third parties [member]
Disclosure of operating segments [line items]
Sales revenues	14,840	16,960	30,213	33,090
Eliminations [member]
Disclosure of operating segments [line items]
Sales revenues	(13,684)	(14,088)	(25,971)	(27,352)
Cost of sales	13,026	13,381	25,165	26,348
Gross profit (loss)	(658)	(707)	(806)	(1,004)
Income (expenses)	(11)	(10)	(19)	(20)
Selling	(10)	(6)	(17)	(14)
General and administrative		(1)	1	(1)
Other income and expenses	(1)	(3)	(3)	(5)
Net income / (loss) before financial results and income taxes	(669)	(717)	(825)	(1,024)
Net income / (loss) before income taxes	(669)	(717)	(825)	(1,024)
Income taxes	227	243	280	348
Net income from continuing operations for the period	(442)	(474)	(545)	(676)
Net income for the period	(442)	(474)	(545)	(676)
Net income attributable to shareholders of Petrobras	(442)	(474)	(545)	(676)
Net income from continuing operations	(442)	(474)	(545)	(676)
Intersegments [member]
Disclosure of operating segments [line items]
Sales revenues	3,662	3,793	7,092	7,265
Exploration and Production [member] | Third parties [member]
Disclosure of operating segments [line items]
Sales revenues	138	524	469	1,045
Exploration and Production [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales revenues	12,660	13,383	24,044	25,933
Cost of sales	(6,825)	(7,601)	(13,629)	(15,030)
Gross profit (loss)	5,835	5,782	10,415	10,903
Income (expenses)	(566)	(915)	(1,126)	(652)
Selling	(1)	(19)	(1)	(41)
General and administrative	(84)	(59)	(154)	(134)
Exploration costs	(100)	(162)	(274)	(298)
Research and development	(104)	(117)	(198)	(221)
Other taxes	(8)	(9)	(29)	(59)
Other income and expenses	(269)	(549)	(470)	101
Net income / (loss) before financial results and income taxes	5,269	4,867	9,289	10,251
Results in equity-accounted investments	37	3	73	3
Net income / (loss) before income taxes	5,306	4,870	9,362	10,254
Income taxes	(1,791)	(1,655)	(3,158)	(3,485)
Net income from continuing operations for the period	3,515	3,215	6,204	6,769
Net income for the period	3,515	3,215	6,204	6,769
Non-controlling interests	(1)	(1)	(2)	(3)
Net income from continuing operations	(1)	(1)	(2)	(3)
Net income attributable to shareholders of Petrobras	3,516	3,216	6,206	6,772
Net income from continuing operations	3,516	3,216	6,206	6,772
Exploration and Production [member] | Intersegments [member]
Disclosure of operating segments [line items]
Sales revenues	12,522	12,859	23,575	24,888
Refining Transportation And Marketing [member] | Third parties [member]
Disclosure of operating segments [line items]
Sales revenues	12,736	14,072	25,186	27,394
Refining Transportation And Marketing [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales revenues	16,673	18,147	32,810	35,207
Cost of sales	(15,125)	(15,603)	(30,030)	(30,759)
Gross profit (loss)	1,548	2,544	2,780	4,448
Income (expenses)	(1,181)	(539)	(1,801)	(1,270)
Selling	(489)	(408)	(953)	(853)
General and administrative	(92)	(94)	(178)	(200)
Research and development	(3)	(2)	(7)	(5)
Other taxes	(14)	(35)	(36)	(60)
Other income and expenses	(583)		(627)	(152)
Net income / (loss) before financial results and income taxes	367	2,005	979	3,178
Results in equity-accounted investments	47	85	140	222
Net income / (loss) before income taxes	414	2,090	1,119	3,400
Income taxes	(125)	(682)	(333)	(1,081)
Net income from continuing operations for the period	289	1,408	786	2,319
Net income for the period	289	1,408	786	2,319
Non-controlling interests	3	(48)	(6)	(80)
Net income from continuing operations	3	(48)	(6)	(80)
Net income attributable to shareholders of Petrobras	286	1,456	792	2,399
Net income from continuing operations	286	1,456	792	2,399
Refining Transportation And Marketing [member] | Intersegments [member]
Disclosure of operating segments [line items]
Sales revenues	3,937	4,075	7,624	7,813
Gas & Power [member] | Third parties [member]
Disclosure of operating segments [line items]
Sales revenues	1,749	1,979	4,029	3,890
Gas & Power [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales revenues	2,575	2,876	5,783	5,702
Cost of sales	(1,602)	(2,121)	(3,903)	(3,922)
Gross profit (loss)	973	755	1,880	1,780
Income (expenses)	4,909	(592)	4,410	(1,380)
Selling	(428)	(507)	(845)	(1,069)
General and administrative	(38)	(32)	(74)	(69)
Research and development	(2)	(6)	(7)	(10)
Other taxes	(8)	(14)	(24)	(25)
Other income and expenses	5,385	(33)	5,360	(207)
Net income / (loss) before financial results and income taxes	5,882	163	6,290	400
Results in equity-accounted investments	40	4	44	27
Net income / (loss) before income taxes	5,922	167	6,334	427
Income taxes	(1,999)	(56)	(2,138)	(136)
Net income from continuing operations for the period	3,923	111	4,196	291
Net income from discontinued operations for the period	4	3	8	8
Net income for the period	3,927	114	4,204	299
Non-controlling interests	37	39	66	75
Net income from continuing operations	36	39	64	75
Net income from discontinued operations	1		2
Net income attributable to shareholders of Petrobras	3,890	75	4,138	224
Net income from continuing operations	3,887	72	4,132	216
Net income from discontinued operations	3	3	6	8
Gas & Power [member] | Intersegments [member]
Disclosure of operating segments [line items]
Sales revenues	826	897	1,754	1,812
Biofuels [member] | Third parties [member]
Disclosure of operating segments [line items]
Sales revenues	2	4	5	10
Biofuels [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales revenues	55	60	115	128
Cost of sales	(60)	(55)	(122)	(119)
Gross profit (loss)	(5)	5	(7)	9
Income (expenses)	(5)	(5)	(9)	(11)
Selling	(1)	(1)	(1)	(1)
General and administrative	(3)	(5)	(7)	(10)
Other taxes	(1)	(1)	(2)	(2)
Other income and expenses		2	1	2
Net income / (loss) before financial results and income taxes	(10)		(16)	(2)
Results in equity-accounted investments	(4)	(7)	(5)	(9)
Net income / (loss) before income taxes	(14)	(7)	(21)	(11)
Income taxes	3		5	1
Net income from continuing operations for the period	(11)	(7)	(16)	(10)
Net income for the period	(11)	(7)	(16)	(10)
Net income attributable to shareholders of Petrobras	(11)	(7)	(16)	(10)
Net income from continuing operations	(11)	(7)	(16)	(10)
Biofuels [member] | Intersegments [member]
Disclosure of operating segments [line items]
Sales revenues	53	56	110	118
Distribution [member] | Third parties [member]
Disclosure of operating segments [line items]
Sales revenues	215	381	524	751
Distribution [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales revenues	223	375	524	737
Cost of sales	(214)	(348)	(494)	(680)
Gross profit (loss)	9	27	30	57
Income (expenses)	(7)	(18)	120	(38)
Selling	(6)	(18)	(18)	(34)
General and administrative	(1)	(2)	(4)	(7)
Other taxes	(1)	(1)	(2)	(2)
Other income and expenses	1	3	144	5
Net income / (loss) before financial results and income taxes	2	9	150	19
Net income / (loss) before income taxes	2	9	150	19
Income taxes	(1)	(3)	(51)	(6)
Net income from continuing operations for the period	1	6	99	13
Net income from discontinued operations for the period	57	44	164	147
Net income for the period	58	50	263	160
Non-controlling interests	15	15	46	43
Net income from continuing operations		(5)
Net income from discontinued operations	15	20	46	43
Net income attributable to shareholders of Petrobras	43	35	217	117
Net income from continuing operations	2	12	100	13
Net income from discontinued operations	41	23	117	104
Distribution [member] | Intersegments [member]
Disclosure of operating segments [line items]
Sales revenues	8	(6)		(14)
Corporate [member] | Operating segments [member]
Disclosure of operating segments [line items]
Income (expenses)	(956)	(1,745)	(2,391)	(2,891)
Selling		(147)	(3)	(149)
General and administrative	(341)	(364)	(707)	(738)
Research and development	(37)	(39)	(72)	(80)
Other taxes	(34)	(34)	(66)	(86)
Other income and expenses	(544)	(1,161)	(1,543)	(1,838)
Net income / (loss) before financial results and income taxes	(956)	(1,745)	(2,391)	(2,891)
Net finance income (expenses)	(2,187)	(817)	(4,422)	(3,035)
Results in equity-accounted investments		1	(1)	1
Net income / (loss) before income taxes	(3,143)	(2,561)	(6,814)	(5,925)
Income taxes	726	917	1,946	1,954
Net income from continuing operations for the period	(2,417)	(1,644)	(4,868)	(3,971)
Net income from discontinued operations for the period	16	26	32	(6)
Net income for the period	(2,401)	(1,618)	(4,836)	(3,977)
Non-controlling interests	70	(111)	75	(90)
Net income from continuing operations	64	(112)	65	(90)
Net income from discontinued operations	6	1	10
Net income attributable to shareholders of Petrobras	(2,471)	(1,507)	(4,911)	(3,887)
Net income from continuing operations	(2,482)	(1,533)	(4,934)	(3,881)
Net income from discontinued operations	11	26	23	(6)
Eliminations [member] | Intersegments [member]
Disclosure of operating segments [line items]
Sales revenues	$ (13,684)	$ (14,088)	$ (25,971)	$ (27,352)